Share Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustment to additional paid in capital share based compensation	$ 6,696	$ 6,376
Stock Issued During Period, Value, Issued for Services	31,033	32
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 37,729	$ 6,376
Consulting Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares subscribed but not issued	250,000
Consulting Stock Awards [Member] | Blue Horizon Advisors LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period shares issued for services	400,000
Common stock shares subscribed but not issued	1,000,000
Consulting Stock Awards [Member] | Volume Weighted Average Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share	$ 21.94
Consulting Stock Awards [Member] | Volume Weighted Average Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share	29.25
Consulting Stock Awards [Member] | Volume Weighted Average Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share	36.57
Consulting Stock Awards [Member] | Volume Weighted Average Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share	$ 43.88
Consulting Stock Awards [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 7,800
Adjustment to additional paid in capital share based compensation	$ 13,200
Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	2,500,000
Share based compensation by share based award number of shares available for issuance	2,400,000
Two Thousand And Twenty Two Employee Stock Option Plan Of The Predecessor Company [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized for issuance as a percentage of common stock	5.00%
Share based compensation by share based award term of award	3 years
Advisory Adgreement Dated April Twenty six Two Thousand Twenty One [Member] | Blue Horizon Advisors LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period shares issued for services	600,000
Stock Issued During Period, Value, Issued for Services	$ 10,000